UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811-22852)

Loeb King Trust
(Exact name of registrant as specified in charter)

125 Broad Street
14th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

David Hampson
125 Broad Street
14th Floor
New York, NY 10004
 (Name and address of agent for service)

212-483-7000
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2014

Item 1. Schedule of Investments.

Loeb King Alternative Strategies Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.9%
Consumer Discretionary - 18.4%
AMC Networks, Inc. (a)(k)	4,096	$265,667
Coach, Inc. (k)	2,214	82,184
Cumulus Media, Inc. (a)	4,034	16,096
DIRECTV (a)(g)	5,891	516,700
DISH Network Corp. (a)(g)	600	47,646
Dollar General Corp. (a)	400	26,696
Family Dollar Stores, Inc. (g)	10,659	842,594
GNC Holdings, Inc.	2,140	94,631
GTech Spa (b)	4,684	107,343
Imvescor Restaurant Group, Inc. (b)	32,373	46,429
International Game Technology (g)(k)	8,716	148,433
Lin Media LLC (a)	4,926	118,864
Loral Space & Communications, Inc. (a)	3,101	243,397
Multimedia Games Holding Co., Inc. (a)	8,111	294,348
Office Depot, Inc. (a)	26,373	174,853
Sony Corp. (b)	12,223	267,698
Starz (a)(k)	8,197	270,419
Tim Hortons, Inc. CN (b)(g)	11,146	929,012
Tim Hortons, Inc. US (b)	463	39,170
Time Warner Cable, Inc. (g)	2,810	419,477
TRW Automotive Holdings Corp. (a)(g)	10,981	1,135,435
Vail Resorts, Inc.	1,217	106,658
Vitamin Shoppe, Inc. (a)	1,902	91,030
Total Consumer Discretionary		6,284,780

Consumer Staples - 2.1%
Boulder Brands, Inc. (a)(k)	2,079	22,453
Chiquita Brands International, Inc. (a)	18,271	264,199
Maple Leaf Foods, Inc. (b)(g)	5,949	97,806
Mead Johnson Nutrition Co. (k)	2,121	220,245
Rite Aid Corp. (a)	20,394	111,759
Total Consumer Staples		716,462

Energy - 3.7%
Amec PLC - ADR (b)	7,283	105,385
Apco Oil & Gas International, Inc. (a)(b)	4,501	62,654
Baker Hughes, Inc.	5,344	304,608
BP PLC - ADR (b)	1,036	40,735
Dresser-Rand Group, Inc. (a)	8,329	675,565
Renewable Energy Group, Inc. (a)	3,210	30,562
Syntroleum Corp. (a)(f)	10,214	30,751
Total Energy		1,250,260

	Shares	Value
Financials - 14.4%
Ally Financial, Inc. (a)(g)(k)	5,197	$123,585
Aozora Bank Ltd. (b)(g)	72,374	235,323
Bank of Kentucky Financial Corp.	7,626	355,448
Capmark Financial Group, Inc.	1,221	5,922
Carfinco Financial Group, Inc. (b)	23,597	230,501
Cascade Bancorp (a)	10,477	51,128
Chong Hing Bank Ltd. (b)	16	35
Dab Bank AG (b)	8,782	52,209
Dah Sing Banking Group Ltd. (b)	40,278	70,426
Dah Sing Financial Holdings Ltd. (b)	13,200	81,444
Dime Community Bancshares, Inc.	4,598	69,660
EME Reorganization Trust (f)	1,250,465	46,267
ESB Financial Corp.	5,969	107,203
Federal Home Loan Mortgage Corp. (a)	8,603	20,561
Federal National Mortgage Association (a)	8,633	21,064
Franklin Financial Corp. (a)	4,548	90,369
Hudson City Bancorp, Inc.	32,528	318,449
Hudson Valley Holding Corp.	3,304	82,666
Intervest Bancshares Corp.	21,108	208,758
Meadowbrook Insurance Group, Inc. (g)	17,593	107,141
National Interstate Corp. (g)	24,316	696,167
OmniAmerican Bancorp, Inc. (g)	28,924	777,188
Protective Life Corp. (g)	10,956	763,743
Rescap Liquidation Trust	1,685	26,876
Susquehanna Bancshares, Inc.	20,481	269,735
SWS Group, Inc. (a)	5,929	41,444
Valley Financial Corp.	2,396	47,345
Total Financials		4,900,657

Health Care - 15.7%
Actavis PLC (a)(b)(k)	3,016	816,160
Allergan, Inc. (g)(k)	2,087	446,388
AstraZeneca PLC - ADR (b)	444	32,931
Carefusion Corp. (a)	11,240	665,071
Covance, Inc. (a)	4,729	485,290
Covidien PLC (b)(k)	4,903	495,203
Endo International PLC (a)(b)	1,798	131,560
Extendicare, Inc. (b)	75,496	459,512
Gentiva Health Services, Inc. (a)	11,198	217,353
Glaxosmithkline PLC - ADR (b)	1,243	57,737
Pfizer, Inc. (k)	12,290	382,834
Salix Pharmaceuticals Ltd. (a)	699	71,780
Sanofi - ADR (b)	2,280	110,101
Smith & Nephew PLC - ADR (b)	17,249	598,713
Symmetry Medical, Inc. (a)	15,205	136,997
Zoetis, Inc. (k)	5,932	266,525
Total Health Care		5,374,155

	Shares	Value
Industrials - 1.7%
American Airlines Group, Inc. (k)	2,700	$131,031
B/E Aerospace, Inc. (a)	2,900	225,823
Horizon Lines, Inc. (a)	55,890	35,770
R.R. Donnelley & Sons Co. (k)	2,100	35,364
Republic Airways Holdings, Inc. (a)	1,741	23,120
Vicwest, Inc. (b)	10,594	117,011
Total Industrials		568,119

Information Technology - 13.3%
BlackBerry Ltd. (a)(b)	8,194	85,136
BTU International, Inc. (a)	4,843	14,190
Cimatron Ltd. (a)(b)	11,022	95,561
Compuware Corp. (g)(k)	30,841	318,279
Concur Technologies, Inc. (a)	5,719	736,664
Conversant, Inc. (a)(k)	18,411	644,753
Covisint Corp. (a)(g)	13,404	30,829
Cree, Inc. (a)	3,927	142,707
eBay, Inc. (a)(k)	3,900	214,032
Exact Holding NV (b)	698	27,522
International Rectifier Corp. (a)	3,636	145,004
Juniper Networks, Inc.	7,091	157,137
Marvell Technology Group Ltd. (b)	12,840	183,869
Nokia Corp. - ADR (b)	14,818	122,100
Nuance Communications, Inc (a)(k)	5,100	77,163
NVIDIA Corp. (k)	10,534	220,898
Oplink Communications, Inc.	246	5,946
Quantum Corp. (a)	4,217	6,663
Reald, Inc. (a)	20,900	239,305
RF Micro Devices, Inc. (a)	15,440	225,578
Sapient Corp. (a)	7,485	184,879
Shanda Games Ltd. - ADR (a)(b)	2,913	19,080
Shoretel, Inc. (a)	5,130	38,372
Tibco Software, Inc. (a)(g)	17,909	430,353
TriQuint Semiconductor, Inc. (a)	1,207	29,415
Zillow, Inc., Class A (a)	1,274	150,791
Total Information Technology		4,546,226

Materials - 4.8%
Barrick Gold Corp. (b)	4,331	51,496
KWG Resources, Inc. (a)(b)	2,554,537	89,359
Newmont Mining Corp. (g)	4,558	83,867
Rockwood Holdings, Inc.	5,730	446,653
Sigma Aldrich Corp. (g)	5,657	772,746
Solitario Exploration & Royalty Corp. (a)	66,865	64,859
Taminco Corp. (a)	5,356	138,774
Taseko Mines Ltd. (a)(b)	6,670	8,458
Total Materials		1,656,212

	Shares	Value
Telecommunication Services - 0.3%
Globalstar, Inc. (a)(k)	34,300	$96,726
Total Telecommunication Services		96,726

Utilities - 0.5%
Cleco Corp.	2,601	139,752
Primary Energy Recycling Corp. (a)(b)	8,766	46,149
Total Utilities		185,901
TOTAL COMMON STOCKS (Cost $25,109,445)		25,579,498

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Ally Financial, Inc., Series G, 7.00% (c)(k)	31	31,117
Federal Home Loan Mortgage Corp., Series V, 5.57% (a)	1,058	3,502
Federal Home Loan Mortgage Corp., Series W, 5.66% (a)	515	1,679
Total Financials		36,298
TOTAL PREFERRED STOCKS (Cost $39,531)		36,298

REITS - 3.8%
American Realty Capital Healthcare Trust, Inc.	2,122	24,042
Amreit, Inc.	10,229	272,398
Aviv REIT, Inc.	12,289	414,139
Glimcher Realty Trust	41,114	565,729
Strategic Hotels and Resorts, Inc.	6,247	6,423
Winthrop Realty Trust	491	8,274
TOTAL REITS (Cost $1,279,798)		1,291,005

	Principal
CORPORATE BONDS - 2.3%
Consumer Discretionary - 0.2%
Cengage Learning Acquisitions, Inc., 12.00%, 6/30/2019 (c)(f)(h)(j)	$11,000	3,225
Visant Corp., 10.00%, 10/1/2017	94,000	84,130
Total Consumer Discretionary		87,355

Energy - 0.3%
Athlon Holdings, 7.38%, 4/15/2021	59,000	67,481
Overseas Shipholding Group, Inc., 8.13%, 3/30/2018	45,000	45,675
Total Energy		113,156

Financials - 0.8%
GFI Group, Inc., 10.38%, 7/19/2018 (i)	86,000	101,480
KCG Holdings, Inc., 8.25%, 6/15/2018 (c)	82,000	85,075
Lehman Brothers Holdings, Inc., 5.63%, 12/31/2014 (h)	639,000	93,454
Total Financials		280,009

Health Care - 0.7%
Biomet, Inc., 6.50%, 10/1/2020	87,000	92,133
Gentiva Health Services, Inc., 11.50%, 9/1/2018	129,000	137,707
Total Health Care		229,840

	Principal	Value
Information Technology - 0.2%
Avaya, Inc., 10.50%, 3/1/2021 (c)	$62,000	$54,095
Total Information Technology		54,095

Materials - 0.1%
Verso Paper Corp., 11.75%, 1/15/2019	41,000	31,570
Total Materials		31,570
TOTAL CORPORATE BONDS (Cost $804,374)		796,025

BANK LOANS - 1.1%
Amaya Gaming Group, Inc., 8.00%, 7/29/2022 (d)	69,000	70,208
CRC Health Group, Inc., 9.00%, 9/28/2021 (d)	50,000	51,047
Energy Future Intermediate Holding, 4.25%, 6/10/2016 (d)(h)	73,000	73,046
Fairpoint Communications, Inc., 7.50%, 2/14/2019 (d)	93	94
Harland Clarke Holdings, 6.00%, 8/2/2019 (d)	144	144
HCA Holdings, Inc., 2.91%, 3/31/2017 (d)	54,000	53,834
HD Supply, Inc., 4.00%, 10/12/2017 (d)	200	199
Manwin Licensing International, 14.00%, 10/4/2018 (d)	63,941	69,296
NRG Energy, Inc., 2.75%, 7/1/2018 (d)	133	132
Reynolds Group, 4.00%, 12/1/2018 (d)	123	123
Samson Investment Co., 5.00%, 9/25/2018 (d)	42,000	38,220
Texas Competitive Electrical Holdings Co., 3.75%, 5/13/2016 (d)	10,723	10,783
TransDigm, Inc., 3.50%, 2/14/2017 (d)	131	130
Twin River, 5.25%, 4/10/2020 (d)	143	143
TOTAL BANK LOANS (Cost $365,091)		367,399

PURCHASED OPTIONS - 0.5%	Contracts (e)
Call Options - 0.0%
AMC Networks, Inc. (k)
Expiration: December 2014, Exercise Price: $65.00	21	2,730
BGC Partners, Inc.
Expiration: December 2014, Exercise Price: $10.00	63	0
CME Group, Inc.
Expiration: December 2014, Exercise Price: $87.50	10	300
Cogent Communications Holdings, Inc.
Expiration: January 2015, Exercise Price: $35.00	10	250
Conns In Cll Opt 12/14 39
Expiration: December 2014, Exercise Price: $39.00	10	1,000
Covidien PLC (k)
Expiration: January 2015, Exercise Price: $110.00	28	0
Digital River, Inc.
Expiration: December 2014, Exercise Price: $26.00	18	0
Expiration: December 2014, Exercise Price: $27.00	17	0
DISH Network Corp.
Expiration: December 2014, Exercise Price: $70.00	8	7,736
Dollar Tree, Inc.
Expiration: January 2015, Exercise Price: $70.00	5	575
Joy Global, Inc.
Expiration: January 2015, Exercise Price: $65.00	5	10
Nuance Communications, Inc (k)
Expiration: January 2015, Exercise Price: $18.00	18	0

	Contracts (e)	Value
Office Depot, Inc.
Expiration: January 2015, Exercise Price: $7.00	64	$1,600
Expiration: January 2015, Exercise Price: $8.00	31	155
Smith & Nephew PLC
Expiration: December 2014, Exercise Price: $40.00	3	0
Put Options - 0.5%
Actavis PLC (k)
Expiration: December 2014, Exercise Price: $255.00	12	1,620
Expiration: December 2014, Exercise Price: $260.00	9	2,502
American Airlines Group, Inc. (k)
Expiration: December 2014, Exercise Price: $38.00	27	270
Annaly Capital Management, Inc.
Expiration: January 2015, Exercise Price: $8.00	3	6
B/E Aerospace, Inc.
Expiration: January 2015, Exercise Price: $85.00	21	15,750
Expiration: January 2015, Exercise Price: $95.00	8	12,560
Burger King Worldwide, Inc.(k)
Expiration: January 2015, Exercise Price: $40.00	32	14,720
CBOE Russell 2000 Index
Expiration: December 2014, Exercise Price: $1,140.00	1	940
Expiration: January 2015, Exercise Price: $1,180.00	1	3,181
Comcast Corp.
Expiration: April 2015, Exercise Price: $50.00	43	4,042
Compuware Corp. (k)
Expiration: February 2015, Exercise Price: $10.00	33	0
Covidien PLC (k)
Expiration: December 2014, Exercise Price: $70.00	21	0
Expiration: January 2015, Exercise Price: $90.00	28	5,880
Digital River, Inc.
Expiration: December 2014, Exercise Price: $24.00	9	0
eBay, Inc. (k)
Expiration: December 2014, Exercise Price: $45.00	19	95
Globalstar, Inc. (k)
Expiration: April 2015, Exercise Price: $3.00	343	24,010
GoPro, Inc.
Expiration: April 2015, Exercise Price: $50.00	5	1,250
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price: $16.00	21	105
International Game Technology (k)
Expiration: January 2015, Exercise Price: $16.00	8	0
iShares Russell 2000 Index
Expiration: December 2014, Exercise Price: $112.00	22	1,540
Expiration: December 2014, Exercise Price: $114.00	54	5,832
Expiration: January 2015, Exercise Price: $114.00	39	9,009
Expiration: January 2015, Exercise Price: $118.00	24	9,456
Juniper Networks, Inc.
Expiration: December 2014, Exercise Price: $20.00	21	84
Expiration: January 2015, Exercise Price: $21.00	21	903
M&T Bank Corp.
Expiration: January 2015, Exercise Price: $125.00	4	800
Expiration: January 2015, Exercise Price: $130.00	8	3,760
Expiration: January 2015, Exercise Price: $135.00	4	3,440

	Contracts (e)	Value
Mead Johnson Nutrition Co. (k)
Expiration: December 2014, Exercise Price: $90.00	7	$7
NVIDIA Corp. (k)
Expiration: December 2014, Exercise Price: $19.00	42	252
Office Depot, Inc.
Expiration: December 2014, Exercise Price: $6.00	223	0
Southside Bancshares, Inc.
Expiration: January 2015, Exercise Price: $40.00	8	5,360
SPDR S&P 500 Index (k)
Expiration: January 2015, Exercise Price: $200.00	14	2,660
Expiration: January 2015, Exercise Price: $201.00	21	4,326
Expiration: January 2015, Exercise Price: $207.00	8	3,176
Expiration: December 2014, Exercise Price: $205.00	21	1,239
Expiration: December 2014, Exercise Price: $205.50	21	1,470
Expiration: December 2014, Exercise Price: $206.00	21	1,680
Starz (k)
Expiration: December 2014, Exercise Price: $25.00	41	0
Tesla Motors, Inc.
Expiration: January 2015, Exercise Price: $190.00	2	214
Expiration: March 2015, Exercise Price: $190.00	2	908
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price: $16.00	3	0
TOTAL PURCHASED OPTIONS (Cost $259,175)		157,403

Total Investments (Cost $27,857,414) - 82.7%		$28,227,628
Other Assets in Excess of Liabilities - 17.3%		5,904,778
TOTAL NET ASSETS - 100.0%		$34,132,406

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing.
(b)	Foreign security.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At November 30, 2014, the market value of these securities total $173,512 which represents 0.5% of total net assets.

(d)	Variable rate security. The rate shown represents the rate at November 30, 2014.
(e)	Each contract is equivalent to 100 shares of common stock.
(f)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such long securities at November 30, 2014 is $80,243 which represents 0.24% of net assets.

(g)	All or a portion of the security has been pledged in connection with open short securities and written option contracts.
(h)	Represents a security in default.
(i)	Represents a step bond. The rate shown represents the rate at November 30, 2014.
(j)	Illiquid security, a security may be considered illiquid if it lacks a readily available market as of November 30, 2014 the value of these investments was $3,225 or 0.00% of total net assets.
(k)	Subject to call option written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following information for the Fund is presented on an income tax basis as of November 30, 2014*:
Cost of Investments	$28,287,316
Gross Unrealized Appreciation	499,684
Gross Unrealized Depreciation	(559,372)
Net Unrealized Gain/(Loss)	$(59,688)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent annual report.

Loeb King Alternative Strategies Fund
Schedule of Securities Sold Short (a)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 22.0%
Consumer Discretionary - 6.4%
Amazon.com, Inc.	152	$51,473
Ascent Capital Group, Inc.	624	33,584
Burger King Worldwide, Inc.	3,184	115,707
Charter Communications, Inc.	740	125,578
Comcast Corp.	4,486	255,881
Conns, Inc.	2,927	100,396
Dicks Sporting Goods, Inc.	477	24,141
DISH Network Corp.	1,011	80,284
Dollar General Corp.	1,680	112,123
Liberty Global PLC - Series C (b)	2,274	118,225
Liberty Global PLC - A (b)	5,611	280,101
Media General, Inc.	3,634	55,637
Office Depot, Inc.	4,000	26,520
Sally Beauty Holdings, Inc.	728	23,041
Tesla Motors, Inc.	195	47,681
Time Warner Cable, Inc.	522	44,433
TRW Automotive Holdings Corp.	5,000	517,000
Vail Resorts, Inc.	698	61,173
Walt Disney Co.	1,146	106,016
Total Consumer Discretionary		2,178,994

Consumer Staples - 0.2%
Danone - ADR (b)	830	11,645
Darling Ingredients, Inc.	2,079	38,669
Mead Johnson Nutrition Co.	400	41,536
Total Consumer Staples		91,850

Energy - 1.5%
Dresser-Rand Group, Inc.	1,700	137,887
Halliburton Co.	5,985	252,567
Kinder Morgan, Inc.	2,056	85,016
Penn Virginia Corp.	264	1,354
Renewable Energy Group, Inc.	2,662	25,342
Spartan Energy Corp. (b)	1	2
Total Energy		502,168

Financials - 4.2%
Ally Financial, Inc.	1,000	23,780
Bank Of The Ozarks, Inc.	479	17,340
BB&T Corp.	12,904	485,061
BNC Bancorp	599	10,165
CME Group, Inc.	1,510	127,806
Hilltop Holdings, Inc.	1,505	30,672
M&T Bank Corp.	372	46,880
Southside Bancshares, Inc.	12,527	404,998
Sterling Bancorp	6,320	84,562
Towne Bank	6,374	91,849
Wesbanco, Inc.	3,018	100,228
Total Financials		1,423,341

	Shares	Value
Health Care - 2.6%
Allergan, Inc.	400	$85,556
Auxilium Pharmaceuticals, Inc.	5,935	205,114
Becton Dickinson & Co.	333	46,730
Johnson & Johnson	214	23,165
Kindred Healthcare, Inc.	2,473	49,188
Laboratory Corporation of America Holdings	1,134	118,662
Medtronic, Inc.	1,009	74,535
Smith & Nephew PLC - ADR	2,250	78,097
Steris Corp.	1,431	91,226
Stryker Corp.	259	24,064
Zimmer Holdings, Inc.	769	86,351
Total Health Care		882,688

Industrials - 0.7%
Hertz Global Holdings, Inc.	2,069	49,118
Koninklijke Philips NV - ADR (b)	892	26,805
Pike Corp.	5,700	68,172
United Rentals, Inc.	819	92,801
Total Industrials		236,896

Information Technology - 4.1%
Alibaba Group Holding Ltd. - ADR (b)	215	24,003
Alliance Data Systems Corp.	925	264,430
Amtech Systems, Inc.	1,592	14,121
Concur Technologies, Inc.	500	64,405
Conversant, Inc.	800	28,016
Digital River, Inc.	3,500	88,865
eBay, Inc.	900	49,392
Nokia Corp. - ADR	3,000	24,720
Peregrine Semiconductor Corp.	5,137	63,956
Qualcomm, Inc.	614	44,761
Reald, Inc.	11,400	130,530
RF Micro Devices, Inc.	2,022	29,541
Sierra Wireless, Inc. (b)	1,450	53,635
Splunk, Inc.	212	14,225
TriQuint Semiconductor, Inc.	15,420	375,785
Trulia, Inc.	2,869	145,831
Total Information Technology		1,416,216

Materials - 0.8%
Albemarle Corp.	2,752	162,478
Asanko Gold, Inc. (b)	1	2
B2Gold Corp. (b)	23,996	39,032
Cliffs Natural Resources, Inc.	793	7,232
Platform Specialty Products Corp.	2,017	50,445
Taseko Mines Ltd. (b)	6,674	8,463
Total Materials		267,652

Telecommunication Services - 1.3%
AT&T, Inc.	6,394	226,220
Cogent Communications Holdings, Inc.	3,910	138,492
Consolidated Communications Holdings, Inc.	1	27
Verizon Communications, Inc.	1,894	95,818
Total Telecommunication Services		460,557

	Shares	Value
Utilities - 0.2%
Entergy Corp.	479	$40,188
Exelon Corp.	584	21,123
Total Utilities		61,311
TOTAL COMMON STOCKS (Proceeds $7,160,039)		7,521,673

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
Cengage Learning, Inc. (d)	85	2,263
Total Consumer Discretionary		2,263
TOTAL PREFERRED STOCKS (Proceeds $3,206)		2,263

REITS - 1.7%
Omega Healthcare Investment, Inc.	11,060	422,713
Ventas, Inc.	322	23,039
Washington Prime Group, Inc.	8,178	140,907
TOTAL REITS (Proceeds $581,813)		586,659

CORPORATE BONDS - 0.5%	Principal
Energy - 0.2%
Encana Corp., 5.90%, 12/1/2017 (b)	$29,000	32,474
Samson Investment Co., 9.75%, 2/15/2020 (c)	53,000	30,608
Total Energy		63,082

Financials - 0.3%
Jefferies Group LLC, 5.13%, 4/13/2018	85,000	92,372
Total Financials		92,372
TOTAL CORPORATE BONDS (Proceeds $160,354)		155,454

	Shares
EXCHANGE TRADED FUNDS - 9.7%
Hang Seng Investment Index Funds Series - H Share Index ETF (b)	2,897	42,473
iShares FTSE A50 China Index ETF Fund (b)	47,947	64,917
iShares iBoxx $ High Yield Corporate Bond ETF	4,638	422,661
iShares MSCI South Korea Capped ETF	1,343	76,390
iShares MSCI Spain Capped ETF	863	33,320
iShares Russell 2000 Index ETF	4,682	546,717
Market Vectors Gold Miners ETF	5,883	107,835
Market Vectors Pharmaceutical ETF	8,313	550,570
Market Vectors Semiconductor ETF	3,189	177,149
Nomura Nikkei 225 Index ETF (b)	935	140,272
Nomura TOPIX ETF (b)	11,589	140,671
Powershares QQQ Trust Series 1	3,384	358,738
SPDR S&P 500 Index ETF	2,141	443,615
SPDR S&P Biotech ETF	616	110,763
SPDR S&P Regional Banking ETF	1,511	59,911
SPDR S&P Retail ETF	466	43,948
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,223,290)		3,319,950

	Shares	Value
CLOSED-END FUNDS - 0.4%
Prospect Capital Corp.	15,762	$148,636
TOTAL CLOSED-END FUNDS (Proceeds $153,793)		148,636

	Principal
U.S. GOVERNMENT NOTES - 0.3%
United States Treasury Notes, 1.38%, 7/31/2018	$86,000	86,665
TOTAL US GOVERNMENT NOTE (Proceeds $85,946)		86,665

Total Securities Sold Short (Proceeds $11,368,441) - 34.6%		$11,821,300

As of November 30, 2014 securities and cash collateral of $19,474,084 has been pledged in connection with open short securities and written options contracts.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing.
(b)	Foreign security.
(c)	Represents a step bond. The rate shown represents the rate at November 30, 2014.
(d)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such short securities at November 30, 2014 is $2,263 which represents 0.00% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Loeb King Alternative Strategies Fund
Schedule of Options Written
November 30, 2014 (Unaudited)

	Number of
	Contracts (a)	Value
CALL OPTIONS
Actavis PLC
Expiration: December 2014, Exercise Price: $280.00	6	1,980
Allergan, Inc.
Expiration: December 2014, Exercise Price: $190.00	4	10,600
Ally Financial, Inc.
Expiration: December 2014, Exercise Price: $22.00	10	2,000
Expiration: December 2014, Exercise Price: $22.50	10	2,900
Expiration: December 2014, Exercise Price: $23.00	22	2,200
AMC Networks, Inc.
Expiration: December 2014, Exercise Price: $55.00	21	23,310
Expiration: December 2014, Exercise Price: $70.00	21	1,050
American Airlines Group, Inc.
Expiration: December 2014, Exercise Price: $40.00	27	23,490
Burger King Worldwide, Inc.
Expiration: January 2015, Exercise Price: $40.00	9	306
Coach, Inc.
Expiration: December 2014, Exercise Price: $36.00	10	1,200
Expiration: January 2015, Exercise Price: $37.50	8	600
Compuware Corp.
Expiration: February 2015, Exercise Price: $11.00	161	8,050
Conversant, Inc.
Expiration: December 2014, Exercise Price: $35.00	41	1,435
Covidien PLC
Expiration: January 2015, Exercise Price: $100.00	56	33,600
eBay, Inc.
Expiration: December 2014, Exercise Price: $52.50	19	5,092
Globalstar, Inc.
Expiration: April 2015, Exercise Price: $5.00	247	7,410
Expiration: April 2015, Exercise Price: $6.00	96	2,400
International Game Technology
Expiration: January 2015, Exercise Price: $18.00	8	200
Mead Johnson Nutrition Co.
Expiration: December 2014, Exercise Price: $95.00	6	6,630
Expiration: December 2014, Exercise Price: $105.00	7	2,072
Nuance Communications, Inc
Expiration: January 2015, Exercise Price: $16.00	51	1,836
NVIDIA Corp.
Expiration: December 2014, Exercise Price: $20.00	42	5,124
Pfizer, Inc.
Expiration: December 2014, Exercise Price: $30.00	11	1,364
R.R. Donnelley & Sons Co.
Expiration: December 2014, Exercise Price: $17.00	21	630
Starz
Expiration: December 2014, Exercise Price: $35.00	41	2,460
Zoetis, Inc.
Expiration: December 2014, Exercise Price: $42.00	14	5,180
PUT OPTIONS
Boulder Brands, Inc.
Expiration: December 2014, Exercise Price: $7.50	21	525
SPDR S&P 500
Expiration: December 2014, Exercise Price: $201.50	21	504
Expiration: December 2014, Exercise Price: $200.50	21	399

Total Options Written (Premiums received $96,497)		$154,547

As of November 30, 2014 securities and cash collateral of $19,474,084 has been pledged in connection with open short securities and written options contracts.

(a)	Each contract is equivalent to 100 shares of common stock.

Loeb King Alternative Strategies Fund
Schedule of Total Return Swaps
November 30, 2014 (Unaudited)

				Number of		Unrealized
		Termination	Interest Rate	Contracts	Notional	Appreciation/
Reference Entity	Counterparty	Date	Receive/(Pay) (a)	Long/(Short)	Amount (b)	(Depreciation)
Advanced Computer Software Group PLC	J.P. Morgan Chase	2015-01-23	1.09%	105,510	$228,703	$1,204
Allocate Software PLC	J.P. Morgan Chase	2015-01-23	1.09%	842	2,069	(49)
Amec PLC	J.P. Morgan Chase	2015-01-23	0.07%	(7,284)	(119,079)	12,755
AstraZeneca PLC	J.P. Morgan Chase	2015-01-23	1.09%	851	59,537	4,002
B2Gold Corp.	J.P. Morgan Chase	2015-10-05	1.67%	23,742	50,384	(11,765)
C&C Group PLC	J.P. Morgan Chase	2015-07-22	0.74%	19,335	91,919	(1,304)
Cia De Distribucion Integral	J.P. Morgan Chase	2015-07-22	0.61%	7,153	121,464	9,284
CJ Hellovision Co., Ltd.	J.P. Morgan Chase	2015-11-25	0.80%	3,886	37,038	666
CJ O Shopping Co., Ltd.	J.P. Morgan Chase	2015-11-25	0.81%	324	74,695	(66)
Corio NV	J.P. Morgan Chase	2015-07-22	0.61%	7,159	338,275	23,899
Daisy Group PLC	J.P. Morgan Chase	2015-01-23	1.09%	1,569	4,604	(88)
Danone	J.P. Morgan Chase	2015-07-22	(0.51)%	(641)	(42,108)	(3,125)
Exact Holding NV	J.P. Morgan Chase	2015-07-22	0.61%	5,710	224,597	548
Greene King PLC	J.P. Morgan Chase	2015-01-23	0.07%	(17,369)	(217,601)	8,560
Holcim Ltd.	J.P. Morgan Chase	2015-07-22	(0.60)%	(5,128)	(357,128)	(21,535)
Hurtigruten Group Asa	J.P. Morgan Chase	2015-07-31	2.20%	53,076	54,147	(1,869)
Igas Energy PLC	J.P. Morgan Chase	2015-01-23	–%	3	4	(1)
Jazztel PLC	J.P. Morgan Chase	2015-07-22	0.61%	28,167	453,499	(5,186)
Klepierre SA	J.P. Morgan Chase	2015-07-22	(0.63)%	(8,162)	(344,243)	(22,038)
Lafarge SA	J.P. Morgan Chase	2015-07-22	0.61%	5,128	347,488	17,117
LG Uplus Corp.	J.P. Morgan Chase	2015-12-01	(1.85)%	(624)	(6,357)	246
Mecom Group PLC	J.P. Morgan Chase	2015-01-23	1.09%	8,466	17,566	551
New Britain Palm Oil Ltd.	J.P. Morgan Chase	2015-01-23	1.09%	10,901	117,657	(3,573)
Nobel Biocare Holding AG	J.P. Morgan Chase	2015-07-22	0.62%	18,434	327,173	(941)
Norresundby Bank	J.P. Morgan Chase	2015-07-31	0.75%	456	30,216	496
Nutreco NV	J.P. Morgan Chase	2015-07-22	0.61%	3,601	183,220	22,686
Perform Group PLC	J.P. Morgan Chase	2015-01-23	–%	17,302	72,076	(1,809)
Prezzo PLC	J.P. Morgan Chase	2015-01-23	1.09%	1,583	3,131	9
Roc Oil Co., Ltd.	J.P. Morgan Chase	2015-08-13	3.12%	69,615	42,336	(1,464)
Safeway, Inc.	J.P. Morgan Chase	2015-01-23	0.45%	8,900	307,846	2,230
Samsung Electronics Co., Ltd.	J.P. Morgan Chase	2015-11-25	0.80%	27	29,612	1,751
Samsung SDI Co., Ltd.	J.P. Morgan Chase	2015-12-01	–%	169	20,865	(425)
Sanitec Corp.	J.P. Morgan Chase	2015-07-22	0.71%	28,545	370,420	(2,915)
Shire PLC	J.P. Morgan Chase	2015-01-23	1.09%	4,138	257,239	37,308
Sk Hynix, Inc.	J.P. Morgan Chase	2015-11-27	(0.35)%	(493)	(20,881)	(500)
Smith & Nephew PLC	J.P. Morgan Chase	2015-01-23	1.09%	5,604	90,629	6,535
Spar Nord Bank	J.P. Morgan Chase	2015-07-31	(0.48)%	(913)	(8,791)	(211)
Spirit Pub Co. PLC	J.P. Morgan Chase	2015-01-23	1.09%	131,374	225,573	(9,592)
Swisslog Holding AG Vormsprecher Und Schuh Holding AG	J.P. Morgan Chase	2015-07-22	0.62%	83,393	115,427	223
Synergy Health PLC	J.P. Morgan Chase	2015-01-23	1.09%	3,323	96,101	8,748
Tui Ag Namen AKT	J.P. Morgan Chase	2015-07-22	(0.51)%	(10,361)	(146,943)	(29,947)
Tui Travel PLC	J.P. Morgan Chase	2015-01-23	1.09%	25,968	153,485	26,896
Vacon Oyj	J.P. Morgan Chase	2015-07-22	0.61%	4,166	175,666	462
Vi(z)rt Ltd.	J.P. Morgan Chase	2015-07-31	2.20%	2,775	14,776	(615)
Ziggo NV	J.P. Morgan Chase	2015-07-22	–%	9,967	477,856	56,287
						$123,445

(a) The interest rate represents the average financing rate as of November 30, 2014.
(b) Notional value represents the market value (including any fees on commissions) of the long and short positions when they are established.

Summary of Fair Value Exposure at November 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, bank loans, U.S. Treasuries and U.S. government agency issues are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available form an independent broker, the security may be valued at its purchase price.  Each day thereafter, the debt security will be valued according to the procedures approved by the Board until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  These securities will generally be categorized in Level 1 of the fair value hierarchy.  Equity total return swap transactions are valued at fair value, based upon the price of the underlying security taking into account any fees and expenses associated with the swap agreement.  Equity total return swap contracts are generally classified in Level 2 of the fair value heirarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.  These securities will generally be categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$–	$367,399	$–	$367,399
Common Stocks	25,488,290	14,190	77,018	25,579,498
Corporate Bonds	–	792,800	3,225	796,025
Preferred Stocks	5,181	31,117	–	36,298
Purchased Options	65,758	91,645	–	157,403
REITS	1,291,005	–	–	1,291,005
Total Assets	$26,850,234	$1,297,151	$80,243	$28,227,628

Liabilities - Securities Sold Short
Closed-End Funds	$148,636	$–	$–	$148,636
Common Stocks	7,521,673	–	–	7,521,673
Corporate Bonds	–	155,454	–	155,454
Exchange Traded Funds	3,319,950	–	–	3,319,950
Preferred Stocks	–	–	2,263	2,263
REITS	586,659	–	–	586,659
U.S. Government Notes/Bonds	–	86,665	–	86,665
Total Liabilities - Securities Sold Short	$11,576,918	$242,119	$2,263	$11,821,300

Written Options	$46,585	$107,962	$–	$154,547

Other Financial Instruments(1)
Total Return Swaps	$–	$123,445	$–	$123,445

(1) Reflected at the net unrealized appreciation (depreciation) on the contracts held.

Refer to the Fund's Schedule of Investments for a detailed breakout of common stocks by industry classification. Transfers between Levels are recognized at November 30, 2014, the end of the reporting period.

Level 1 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

				Purchased	Written
	Common Stocks	Preferred Stocks	REITS	Options	Options	Total

Transfers into Level 1	$5,922	$-	$6,423	$575	$-	$12,920
Transfers out of Level 1	-	-	-	5,320	(8,050)	(2,730)
Net transfers in and/or (out) of Level 1	$5,922	$-	$6,423	$5,895	$(8,050)	$10,190

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

				Purchased	Written
	Common Stocks	Preferred Stocks	REITS	Options	Options	Total

Transfers into Level 2	$-	$-	$-	$5,320	$(8,050)	$(2,730)
Transfers out of Level 2	5,922	(2,263)	6,423	575	-	10,657
Net transfers in and/or (out) of Level 2	$5,922	$(2,263)	$6,423	$5,895	$(8,050)	$7,927

Transfers into Level 1 from Level 2 were the result of securities which did not have an active market on August 31, 2014, but were actively traded on
November 30, 2014. Transfers into Level 2 from Level 1 were the result of securities which were actively traded on August 31, 2014, but did not have an active market on November 30, 2014, and were priced by an independent third party service provider using observable inputs.
Such transfers pertain to the following security types: common stocks, REITs and options. Transfers out of Level 2 into Level 3 were the result of securities which were priced by an independent third party service provider using observable inputs at August 31, 2014, and were valued utilizing the Adviser's model on November 30, 2014. Such transfers pertain to preferred stocks.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of August 31, 2014	$44,208	$-	$4,070	$48,278
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(15,651)	-	(845)	(16,496)
Purchases	48,461	-	-	48,461
(Sales)	-	-	-	-
Transfer in and/or out of Level 3	-	(2,263)	-	(2,263)
Balance as of November 30, 2014	$77,018	$(2,263)	$3,225	$77,980

Change in unrealized appreciation/depreciation
during the period for Level 3 investments held
at November 30, 2014	$(15,651)	$-	$(845)	$(16,496)

The Level 3 investments as of November 30, 2014 represented 0.24% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Derivatives at November 30, 2014 (Unaudited)
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the period ended November 30, 2014 were $266,548 and
$225,191, respectively. The average monthly notional amount of total return swaps contracts during the period ended November 30, 2014 was
$4,084,794 for long positions and $1,003,785 for short positions.

Transactions in written options contracts for the period ended November 30, 2014, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance as of August 31, 2014	957	$141,414
Options written	2,125	410,178
Options closed	(1,549)	(365,648)
Options expired	(496)	(73,755)
Options exercised	(5)	(15,692)
Outstanding at November 30, 2014	1,032	$96,497

Values of Derivative Instruments as of November 30, 2014:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at value	$157,403	Written options, at value	$154,547
Total Return Contracts - Swaps*	Unrealized appreciation on open swap contracts	$123,445	N/A	$-
Total		$280,848		$154,547
*Includes cumulative appreciation (depreciation) of swap contracts as reported in Schedule of Total Return Swaps.

Loeb King Asia Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.8%
Cayman Islands - 4.2%
MGM China Holdings Ltd. (a)(d)	49,882	$150,831
Sands China Ltd. (a)(d)	25,576	153,187
Wynn Macau Ltd. (a)	44,772	146,060
Total Cayman Islands		450,078

Hong Kong - 13.4%
Dah Sing Banking Group Ltd. (a)	28,000	48,958
Dah Sing Financial Holdings Ltd. (a)(d)	107,916	665,843
Power Assets Holdings Ltd. (a)(d)	59,796	570,955
Qingling Motors Co., Ltd. (a)	416,485	138,555
Total Hong Kong		1,424,311

Singapore - 1.0%
Technovator International Ltd. (a)(b)	234,274	110,261
Total Singapore		110,261

Japan - 46.5%
Aozora Bank Ltd. (a)(d)	294,944	959,006
Fancl Corp. (a)(d)	33,492	414,436
Honda Motor Co., Ltd. (a)	6,834	205,599
Iida Group Holdings Co., Ltd. (a)	11,490	126,113
Mitsui & Co., Ltd. (a)	3,468	47,836
Nippon Ceramic Co., Ltd. (a)(d)	28,591	418,575
Sega Sammy Holdings, Inc. (a)	28,726	395,628
Showa Corp. (a)(d)	29,630	292,519
SKY Perfect JSAT Holdings, Inc. (a)(d)	36,383	219,741
Sony Corp. (a)(d)	34,702	760,015
Sumitomo Corp. (a)(d)	22,501	239,955
Suzuki Motor Co. (a)	13,143	415,109
Toto Co., Ltd. (a)	19,739	235,608
TS Tech Co., Ltd. (a)(d)	8,833	209,004
Total Japan		4,939,144

Malaysia - 5.4%
Genting Malaysia Berhad (a)	411,173	512,979
MPHB Capital Berhad (a)(b)	87,585	58,778
Total Malaysia		571,757

Thailand - 0.3%
Jasmine International PLC (a)	123,420	29,694
Total Thailand		29,694
TOTAL COMMON STOCKS (Cost $7,386,777)		7,525,245

	Contracts (c)	Value
PURCHASED PUT OPTIONS - 0.3%
iShares China Large Cap
Expiration December 2014, Exercise Price: $39.00	41	$1,517
iShares MSCI Japan
Expiration December 2014, Exercise Price: $11.50	965	9,650
Expiration December 2014, Exercise Price: $11.00	355	2,130
Expiration January 2015, Exercise Price: $11.00	857	10,284
WisdomTree Japan Hedged Equity Fund
Expiration December 2014, Exercise Price: $52.00 (d)	87	2,436
Expiration December 2014, Exercise Price: $53.00 (d)	70	3,080
TOTAL PURCHASED OPTIONS (Cost $60,907)		29,097

Total Investments (Cost $7,447,684) - 71.1%		$7,554,342
Other Assets in Excess of Liabilities - 28.9%		3,073,211
TOTAL NET ASSETS - 100.0%		$10,627,553

Percentages are stated as a percent of net assets.

(a)	Foreign security.
(b)	Non-income producing.
(c)	Each contract is equivalent to 100 shares of common stock.
(d)	All or a portion of this security is segregated as collateral for securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following information for the Fund is presented on an income tax basis as of November 30, 2014:

Cost of Investments	$7,670,038
Gross Unrealized Appreciation	57,806
Gross Unrealized Depreciation	(173,502)
Net Unrealized Gain/(Loss)	(115,696)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent annual report.

Loeb King Asia Fund
Schedule of Securities Sold Short (b)
November 30, 2014 (Unaudited)

	Quantity	Value
COMMON STOCKS - 11.7%
China - 2.1%
Ping An Insurance Co., Ltd. (a)	27,237	$228,460
Total China		228,460

Hong Kong - 1.0%
CLP Holdings Ltd. (a)	11,811	102,724
Total Hong Kong		102,724

Japan - 8.6%
Fast Retailing Co. (a)	322	117,188
Kajima Corp. (a)	49,824	196,837
Mitsui & Co., Ltd. (a)	10,591	146,087
Mitsui Chemicals, Inc. (a)	17,679	49,441
Nippon Paper Industries (a)	5,003	73,034
Panasonic Corp. (a)	3,846	49,648
Shiseido Co., Ltd. (a)	15,121	225,768
Sumitomo Mitsui Financial Group, Inc. (a)	1,248	47,044
Takata Corp. (a)	381	4,118
Total Japan		909,165
TOTAL COMMON STOCKS (Proceeds $1,259,395)		1,240,349

EXCHANGE TRADED FUNDS - 15.7%
Hang Seng Investment Index Funds Series - H Share Index ETF (a)	20,082	294,423
iShares MSCI Australia ETF	3,449	81,500
iShares MSCI Malaysia ETF	23,924	349,051
iShares MSCI South Korea Capped ETF	4,861	276,494
Nomura Nikkei 225 Index ETF (a)	2,158	323,750
Nomura Topix Index ETF (a)	28,235	342,725
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,669,432)		1,667,943

Total Securities Sold Short (Proceeds $2,928,827) - 27.4%		$2,908,292

Percentages are stated as a percent of net assets.

As of November 30, 2014, securities and cash collateral of $7,021,386 has been pledged in connection with open short securities.

(a)	Foreign security.
(b)	Non-incoming producing,

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Loeb King Asia Fund
Schedule of Total Return Swaps
November 30, 2014 (Unaudited)

				Number of		Unrealized
		Termination	Interest Rate	Contracts	Notional	Appreciation/
Reference Entity	Counterparty	Date	Receive/(Pay) (a)	Long/(Short)	Amount (b)	(Depreciation)
Billabong International Ltd.	J.P. Morgan Chase	8/18/2015	3.12%	211,536	$125,301	$(8,304)
CJ Hellovision Co., Ltd.	J.P. Morgan Chase	11/17/2015	0.81%	36,944	357,237	1,216
CJ O Shopping Co., Ltd.	J.P. Morgan Chase	11/18/2015	0.81%	1,691	384,331	5,166
Hite Jinro Co., Ltd.	J.P. Morgan Chase	11/18/2015	(1.96)%	(4,399)	(102,804)	2,552
LG Uplus Corp.	J.P. Morgan Chase	11/18/2015	(2.34)%	(10,297)	(99,639)	(1,198)
MPHB Capital Berhad	J.P. Morgan Chase	4/8/2015	0.16%	386,200	265,369	(6,190)
Samsung Electronics Co., Ltd.	J.P. Morgan Chase	10/1/2015	0.81%	390	427,961	25,065
Samsung Life Insurance Co., Ltd.	J.P. Morgan Chase	10/23/2015	0.81%	1,010	100,479	10,735
Samsung SDI Co., Ltd.	J.P. Morgan Chase	10/23/2015	0.81%	3,484	404,865	16,504
Sk Hynix, Inc.	J.P. Morgan Chase	11/25/2015	(0.35)%	(2,850)	(119,668)	(3,932)
						$41,614

(a)	The interest rate represents the average financing rate as of November 30, 2014.
(b)	Notional value represents the market value (including any fees on commissions) of the long and short positions when they are established.

Loeb King Asia Fund
Schedule of Open Forward Currency Contracts
November 30, 2014 (Unaudited)

Sale Contracts:
						U.S. $		U.S. $	Unrealized
				Forward	Currency to be	Value at	Currency to be	Value on	Appreciation/
Counterparty of Contract			Notional Amount	Expiration Date	Received	Nov. 30, 2014	Delivered	Origination Date	(Depreciation)
J.P. Morgan Chase			1,190,717,400	12/31/2014	USD	1,073,023	KRW	1,069,481	$(3,542)
J.P. Morgan Chase			2,800,000	12/31/2014	USD	825,575	MYR	833,954	8,379
TOTAL SALES CONTRACTS									$4,837

Abbreviations
KRW	=	South Korean Wan
MYR	=	Malaysian Ringgit

Loeb King Asia Fund
Portfolio Diversification
November 30, 2014 (Unaudited)

LONG SECURITIES
	Value	Percentage
COMMON STOCKS
Consumer Discretionary	$3,725,340	35.0%
Consumer Staples	414,436	3.9
Financials	1,732,585	16.3
Industrials	523,399	4.9
Information Technology	528,836	5.0
Telecommunication Services	29,695	0.3
Utilities	570,954	5.4
TOTAL COMMON STOCKS	7,525,245	70.8%

PURCHASED OPTIONS	29,097	0.3
TOTAL PURCHASED OPTIONS	29,097	0.3%

Total Investments	7,554,342	71.1
Other Assets in Excess of Liabilities	3,073,211	28.9
TOTAL NET ASSETS	$10,627,553	100.0%

SHORT SECURITIES
	Value	Percentage

COMMON STOCKS
Consumer Discretionary	$(170,954)	(1.6)%
Consumer Staples	(225,768)	(2.1)
Financials	(275,504)	(2.6)
Industrials	(342,924)	(3.2)
Materials	(122,475)	(1.2)
Utilities	(102,724)	(1.0)
TOTAL COMMON STOCKS	(1,240,349)	(11.7)%

EXCHANGE TRADED FUNDS	(1,667,943)	(15.7)
TOTAL EXCHANGE TRADED FUNDS	(1,667,943)	(15.7)%

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at November 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad Levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, bank loans, U.S. Treasuries and U.S. government agency issues are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available form an independent broker, the security may be valued at its purchase price.  Each day thereafter, the debt security will be valued according to the procedures approved by the Board until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  These securities will generally be categorized in Level 1 of the fair value hierarchy.  Equity total return swap transactions are valued at fair value, based upon the price of the underlying security taking into account any fees and expenses associated with the swap agreement.  Forward currency contracts are valued using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable.  Equity total return swap and forward currency contracts are generally classified in Level 2 of the fair value heirarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.  These securities will generally be categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$7,525,245	$–	$–	$7,525,245
Purchased Options	17,011	12,086	–	29,097
Total Assets	$7,542,256	$12,086	$–	$7,554,342

Liabilities - Securities Sold Short
Common Stocks(1)	$1,240,349	$–	$–	$1,240,349
Exchange Traded Funds	1,667,943	–	–	1,667,943
Total Liabilities - Securities Sold Short	$2,908,292	$–	$–	$2,908,292

Other Financial Instruments(2)
Total Return Swaps	$–	$41,614	$–	$41,614
Forward Currency Contracts	–	4,837	–	4,837
Total Other Financial Instruments	$–	$46,451	$–	$46,451

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized appreciation (depreciation) on the contracts held.

Transfers between levels are recognized as of the end of the reporting period. During the period ended November 30, 2014, the Fund recognized no transfers between levels.

Derivatives at November 30, 2014 (Unaudited)
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased options during the period ended November 30, 2014 was
$27,263. The average monthly notional amount of total return swaps contracts during the period ended November 30, 2014 was
$1,326,558 for long positions and $886,369 for short positions. The average monthly market value of forward currency contracts was $624,478 for long positions and $632,866 for short positions.

Values of Derivative Instruments as of November 30, 2014:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Value	Location	Value
Equity Contracts - Options	Investments, at value	$29,097	N/A	N/A
Total Return Contracts - Swaps(1)	Unrealized appreciation on open swap contracts	$41,614	N/A	N/A
Foreign Exchange Contracts - Forward Currency Contracts(2)	Appreciation on forward currency exchange contracts	$4,837	N/A	N/A
Total		$75,548

(1)Includes cumulative appreciation (depreciation) of swap contracts as reported in Schedule of Total Return Swaps.
(2)Reflects cumulative unrealized appreciation (depreciation) of forwards contracts as reported in the Schedule of Open Forward Currency Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Loeb King Trust

By (Signature and Title)  /s/ Gideon J. King
                                                  Gideon J. King,
                                                  President/Principal Executive Officer

Date    January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Gideon J. King
                                                    Gideon J. King,
                                                    President/Principal Executive Officer

Date    January 28, 2015

By (Signature and Title)*  /s/ David S. Hampson
                                                    David S. Hampson,
                                                    Treasurer/Principal Financial Officer

Date    January 28, 2015

* Print the name and title of each signing officer under his or her signature.